SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF FINANCIAL STATEMENT

The following table summarizes financial statement line items regularly reviewed by the CODM (in thousands).

	December 31,
(in thousands)	2024	2023
Total Assets	$5,491	$6,262
Total Revenue	$9,182	$9,154
Net Loss	$(13,094)	$(16,690)